Segment Disclosures	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Disclosures
Segment Disclosures
Our reportable segments are based on how our chief operating decision maker (CODM), as defined under U.S. GAAP, assesses performance and allocates resources across the business. Our business was previously organized and managed internally based on two segments, the nitrogen segment and the phosphate segment. During the first quarter of 2014, we sold our phosphate mining and manufacturing business. Additionally, we appointed a new President and Chief Executive Officer who is the CODM. In the third quarter of 2014, we completed certain changes to our reporting structures that reflect how our CODM assesses the performance of our operating segments and makes decisions about resource allocations. As a result, the number of our reporting segments increased from two to five segments, consisting of the following: ammonia, granular urea, UAN, other and phosphate.
In the third quarter of 2015, in connection with the acquisition of the remaining 50% equity interest in GrowHow that we did not previously own, we further revised our reportable segment structure to separate AN from our other segment, thus increasing our reportable segments to six. Our revised reportable segments now consist of the following: ammonia, granular urea, UAN, AN, other and phosphate. These segments are differentiated by products, which are used differently by agricultural customers based on crop application, weather and other agronomic factors or by industrial customers. Our historical consolidated financial statements as of December 31, 2014 and 2013 and for each of the years in the three-year period ended December 31, 2014 have been revised to reflect the new segment structure.
The phosphate segment reflects the reported results of the phosphate business through March 17, 2014, plus the continuing sales of the phosphate inventory in the distribution network after March 17, 2014. The remaining phosphate inventory was sold in the second quarter of 2014; therefore, the phosphate segment does not have operating results subsequent to that quarter although the segment will continue to be included until the reporting of comparable period phosphate results ceases. Upon selling the phosphate business, we began to supply Mosaic with ammonia produced by our PLNL joint venture. The contract to supply ammonia to Mosaic from our PLNL joint venture represents the continuation of a supply practice that previously existed between our former phosphate mining and manufacturing business and other operations of the Company. Prior to March 17, 2014, PLNL sold ammonia to us for use in the phosphate business and the cost was included in our production costs in our phosphate segment. Subsequent to the sale of the phosphate business, we now sell the PLNL-sourced ammonia to Mosaic. The revenue from these sales to Mosaic and costs to purchase the ammonia from PLNL are now included in our ammonia segment. Our 50% share of the operating results of our PLNL joint venture continues to be included in our equity in earnings of operating affiliates in our consolidated statements of operations. Because of the significance of this continuing supply practice, in accordance with U.S. GAAP, the phosphate mining and manufacturing business is not reported as discontinued operations in our consolidated statements of operations.
Our management uses gross margin to evaluate segment performance and allocate resources. Total other operating costs and expenses (consisting of selling, general and administrative expenses and other operating—net) and non-operating expenses (interest and income taxes) are centrally managed and are not included in the measurement of segment profitability reviewed by management.
Our assets, with the exception of goodwill, are not monitored by or reported to our CODM by segment; therefore, we do not present total assets by segment. Goodwill by segment is presented in Note 9—Goodwill and Other Intangible Assets.
The following is a description of our six reporting segments:

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Our ammonia segment produces anhydrous ammonia (ammonia), which is our most concentrated nitrogen fertilizer product as it contains 82% nitrogen. The results of our ammonia segment consist of sales of ammonia to external customers. In addition, ammonia is the “basic” nitrogen product that we upgrade into other nitrogen products such as urea and UAN. We produce ammonia at all seven of our nitrogen manufacturing complexes in North America.

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Our granular urea segment produces granular urea, which contains 46% nitrogen. Produced from ammonia and carbon dioxide, it has the highest nitrogen content of any of our solid nitrogen fertilizers. Granular urea is produced at our Courtright, Ontario; Donaldsonville, Louisiana; and Medicine Hat, Alberta nitrogen complexes.

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Our UAN segment produces urea ammonium nitrate solution (UAN). UAN, a liquid fertilizer product with a nitrogen content that typically ranges from 28% to 32%, is produced by combining urea and ammonium nitrate. UAN is produced at our nitrogen complexes in Courtright, Ontario; Donaldsonville, Louisiana; Port Neal, Iowa; Verdigris, Oklahoma; Woodward, Oklahoma; and Yazoo City, Mississippi.

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Our AN segment produces ammonium nitrate (AN). AN is a granular, nitrogen-based product with a nitrogen content of primarily 34%. AN is used by industrial customers for commercial explosives and blasting systems, and can also be used as nitrogen fertilizer. AN is produced at our Yazoo City, Mississippi complex.

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Our other segment primarily includes diesel exhaust fluid (DEF) and urea liquor. DEF is an aqueous urea solution typically made with 32.5% high-purity urea and 67.5% deionized water. DEF is used as a consumable in selective catalytic reduction in order to lower nitrogen oxide (NOx) concentration in the diesel exhaust emissions from diesel engines. This product is produced at our Courtright, Ontario; Port Neal, Iowa; Woodward, Oklahoma; and Yazoo City, Mississippi complexes. Urea liquor is a liquid product that we sell in concentrations of 40%, 50% and 70% urea as a chemical intermediate. This product is produced at our Courtright, Ontario; Port Neal, Iowa; Woodward, Oklahoma; and Yazoo City, Mississippi complexes.

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Our phosphate segment principal products were diammonium phosphate (DAP) and monoammonium phosphate (MAP). Starting with the third quarter of 2014, the phosphate segment ceased to have reported results as we completed the sale of our phosphate mining and manufacturing business in the first quarter of 2014 and the remaining phosphate inventory was completely sold during the second quarter of 2014.

Segment data for sales, cost of sales and gross margin for 2014, 2013 and 2012 are presented in the tables below.

	Ammonia	Granular Urea(1)	UAN(1)	AN(1)	Other(1)	Phosphate	Consolidated
	(in millions)
Year ended December 31, 2014
Net sales	$1,576.3	$914.5	$1,669.8	$242.7	$171.5	$168.4	$4,743.2
Cost of sales	983.2	516.6	997.4	189.1	120.1	158.3	2,964.7
Gross margin	$593.1	$397.9	$672.4	$53.6	$51.4	$10.1	1,778.5
Total other operating costs and expenses							205.2
Gain on sale of phosphate business							750.1
Equity in earnings of operating affiliates							43.1
Operating earnings							$2,366.5
Year ended December 31, 2013
Net sales	$1,437.9	$924.6	$1,935.1	$215.1	$165.1	$796.9	$5,474.7
Cost of sales	656.5	410.1	895.6	155.9	114.4	722.0	2,954.5
Gross margin	$781.4	$514.5	$1,039.5	$59.2	$50.7	$74.9	2,520.2
Total other operating costs and expenses							150.2
Equity in earnings of operating affiliates							41.7
Operating earnings							$2,411.7
Year ended December 31, 2012
Net sales	$1,677.6	$1,143.4	$1,886.2	$222.8	$166.6	$1,007.4	$6,104.0
Cost of sales	712.7	406.2	793.2	174.8	96.1	807.7	2,990.7
Gross margin	$964.9	$737.2	$1,093.0	$48.0	$70.5	$199.7	3,113.3
Total other operating costs and expenses							200.9
Equity in earnings of operating affiliates							47.0
Operating earnings							$2,959.4
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(1)	The cost of ammonia that is upgraded into other products is transferred at cost into the upgraded product results.

	Ammonia	Granular Urea	UAN	AN	Other	Phosphate(1)	Corporate	Consolidated
	(in millions)
Depreciation, depletion and amortization
Year ended December 31, 2014	$69.0	$37.5	$179.3	$46.5	$20.4	$—	$39.8	$392.5
Year ended December 31, 2013	$58.2	$37.4	$172.6	$41.0	$19.2	$42.3	$39.9	$410.6
Year ended December 31, 2012	$67.8	$35.4	$171.1	$42.7	$17.6	$43.5	$41.7	$419.8
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(1)
The assets and liabilities of our phosphate business were classified as held for sale as of December 31, 2013; therefore, no depreciation, depletion or amortization was recorded in 2014 for the related property, plant and equipment.

Enterprise-wide data by geographic region is as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Sales by geographic region (based on destination of shipments):
U.S.	$3,994.0	$4,497.8	$5,260.9
Canada	543.8	508.5	446.4
Export	205.4	468.4	396.7
	$4,743.2	$5,474.7	$6,104.0

	December 31,
	2014	2013	2012
	(in millions)
Property, plant and equipment—net by geographic region:
U.S.	$4,987.0	$3,528.8	$3,327.8
Canada	538.8	572.9	572.7
Consolidated	$5,525.8	$4,101.7	$3,900.5

Our principal customers are cooperatives, independent fertilizer distributors and industrial users. None of our customers in 2014 accounted for more than ten percent of our consolidated sales.